UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:  ______
This Amendment (Check only one.):  [  ] is a restatement.
					     [  ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this Report:

Name:    Widmann, Siff & Co., Inc.
Address: 717 Constitution Drive
	   Suite 106
         Exton, PA  19341

Form 13F File Number:  28-2100

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kim M. Davis
Title:    Vice President
Phone:    (610) 321-6020

Signature, Place, and Date of Signing:

Kim M. Davis		Exton, PA		October 31, 2008
  Signature			 City, State		    Date

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the
      holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:		  1

Form 13F Information Table Entry Total:    87

Form 13F Information Table Value Total:   $122,664
                                         (thousands)

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number 	Name

01   28-06587		Susquehanna Bancshares, Inc


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1st Financial Bankshares       COM              32020R109      212 4092.535 SH       SOLE                 1466.000          2626.535
AT&T Inc                       COM              00206R102     2486 89056.322SH       SOLE                16867.000         72189.322
Aflac, Inc.                    COM              001055102      420 7150.000 SH       SOLE                  550.000          6600.000
American Campus Communities    COM              024835100      210 6200.000 SH       SOLE                                   6200.000
American Financial Group       COM              025932104      348 11806.000SH       SOLE                                  11806.000
Amerigas Ptns LP Unit LP Int   COM              030975106      269 8825.000 SH       SOLE                                   8825.000
Anadarko Pete Corp Com         COM              032511107      875 18035.000SH       SOLE                 3335.000         14700.000
Archer Daniels Midland Com     COM              039483102     1565 71451.384SH       SOLE                 8025.000         63426.384
Atlas America Inc              COM              049167109      782 22932.999SH       SOLE                 1722.000         21210.999
Avon Prods Inc Com             COM              054303102      216 5200.000 SH       SOLE                                   5200.000
B2b Internet Holdrs Trst       COM              056033103        8 15000.000SH       SOLE                                  15000.000
Barrick Gold Corp Com          COM              067901108     3992 108665.646SH      SOLE                18975.000         89690.646
C & S REIT & Utility           COM              19247Y108      859 68525.000SH       SOLE                 1000.000         67525.000
Caterpillar                    COM              149123101     3381 56736.006SH       SOLE                13350.000         43386.006
Central Fund                   COM              153501101     4358 402400.000SH      SOLE                75025.000        327375.000
Centurion Gold Hldgs.          COM              15643F107        0 40000.000SH       SOLE                                  40000.000
Chesapeake Energy Corp         COM              165167107     2530 70540.869SH       SOLE                18150.000         52390.869
Chevron Corp                   COM              166764100      234 2834.750 SH       SOLE                 1170.000          1664.750
Church & Dwight, Inc.          COM              171340102      474 7629.792 SH       SOLE                 1250.000          6379.792
Cintas Corp                    COM              172908105     1968 68535.000SH       SOLE                13175.000         55360.000
Cisco Sys Inc Com              COM              17275r102     2489 110344.000SH      SOLE                21600.000         88744.000
CitiGroup Inc                  COM              172967101     2508 122257.722SH      SOLE                25225.000         97032.722
Coca Cola                      COM              191216100     3186 60249.191SH       SOLE                12515.000         47734.191
Colgate Palmolive              COM              194162103     1207 16014.000SH       SOLE                 5000.000         11014.000
Conagra Foods Inc.             COM              205887102     2247 115446.710SH      SOLE                22250.000         93196.710
Constellation Brands Inc       COM              21036P108      564 26289.000SH       SOLE                 2400.000         23889.000
Deere & Co                     COM              244199105     1528 30870.000SH       SOLE                 5120.000         25750.000
Develop Divers Realty          COM              251591103      375 11847.074SH       SOLE                  975.000         10872.074
Dominion Res Inc Va Com        COM              25746u109      629 14700.924SH       SOLE                 3450.000         11250.924
Dow Chemical                   COM              260543103     2582 81261.415SH       SOLE                14875.000         66386.415
Du Pont E.I. De Nemours & Co.  COM              263534109     3109 77140.993SH       SOLE                14925.000         62215.993
EMC Corp Mass Com              COM              268648102      157 13103.000SH       SOLE                 6700.000          6403.000
Eli Lilly & Co                 COM              532457108      471 10705.583SH       SOLE                 2825.000          7880.583
Emerson Electric               COM              291011104      203 4965.000 SH       SOLE                  470.000          4495.000
Exxon Mobil Corporation        COM              30231g102      478 6157.000 SH       SOLE                  761.000          5396.000
Fastenal Co.                   COM              311900104      481 9732.000 SH       SOLE                 2125.000          7607.000
Flextronics Intl Ltd Ord       COM              Y2573F102      110 15550.000SH       SOLE                                  15550.000
Fluor Corp.                    COM              343412102     2571 46155.000SH       SOLE                 9250.000         36905.000
Fortune Brands                 COM              349631101      729 12704.610SH       SOLE                  225.000         12479.610
Genentech Inc                  COM              368710406     1559 17578.000SH       SOLE                 4075.000         13503.000
General Electric               COM              369604103     4889 191736.106SH      SOLE                34505.000        157231.106
GlaxoSmithKline PLC            COM              37733W105      528 12149.606SH       SOLE                 3850.000          8299.606
Goldcorp Inc                   COM              380956409     3811 120478.308SH      SOLE                22925.000         97553.308
HCP Inc.                       COM              40414L109      725 18059.000SH       SOLE                                  18059.000
Heartland Energy Group         COM              42235D100        0 10000.000SH       SOLE                                  10000.000
Intel Corp                     COM              458140100      429 22910.000SH       SOLE                 7895.000         15015.000
Johnson & Johnson              COM              478160104     3157 45570.030SH       SOLE                 9992.251         35577.780
Kinder Morgan 100,000ths       COM                               0 21209.000SH       SOLE                                  21209.000
Kinder Morgan Energy           COM              494550106     1311 25197.026SH       SOLE                 2400.000         22797.026
Liberty Interactive Group Ser. COM              53071M104      392 30369.000SH       SOLE                 5007.000         25362.000
Liberty Media - Entertainment  COM              53071M500      626 25052.000SH       SOLE                 4196.000         20856.000
Magellan Midstream Prtns       COM              559080106      349 10766.310SH       SOLE                 2600.000          8166.310
Merck & Co                     COM              589331107     2336 74010.000SH       SOLE                14800.000         59210.000
Microsoft Corp                 COM              594918104      768 28771.000SH       SOLE                 6850.000         21921.000
Mitsubishi Tokyo Finl Group In COM              606822104     2438 278948.651SH      SOLE                54425.000        224523.651
Newmont Mining Corp Com        COM              651639106     3741 96521.193SH       SOLE                17025.000         79496.193
Nippon Teleg & Tel             COM              654624105     4491 199492.286SH      SOLE                40375.000        159117.286
Oneok Partners LP              COM              68268N103      359 7075.000 SH       SOLE                  200.000          6875.000
Penn Virginia Corp             COM              707882106      535 10005.000SH       SOLE                  900.000          9105.000
Pennsylvania Rl Est Tr Sh Ben  COM              709102107      952 50527.273SH       SOLE                 7644.000         42883.273
Pepsico Inc                    COM              713448108      717 10065.000SH       SOLE                  675.000          9390.000
Pfizer                         COM              717081103     4662 252798.476SH      SOLE                40800.000        211998.476
Pilgrims Pride Class B         COM              721467108      427 171477.021SH      SOLE                36600.000        134877.021
Powershares Dynamic Utilities  COM              73935X591     1931 111369.415SH      SOLE                                 111369.415
Procter and Gamble             COM              742718109      827 11867.000SH       SOLE                 1467.000         10400.000
Resource American Inc          COM              761195205      343 36079.000SH       SOLE                 4825.000         31254.000
SPDR Gold Trust                COM              78463V107     2932 34469.000SH       SOLE                  300.000         34169.000
Supervalu Inc                  COM              868536103     1760 81090.214SH       SOLE                16800.000         64290.214
Taiwan Semiconductor           COM              874039100     2975 317533.715SH      SOLE                60918.000        256615.715
Thermo Electron                COM              883556102      385 7000.000 SH       SOLE                                   7000.000
TrustCo Bank Corp NY           COM              898349105      224 19097.642SH       SOLE                                  19097.642
Tyson Foods Inc Cl A           COM              902494103     2088 174893.770SH      SOLE                26025.000        148868.770
UltraShort MSCI Emerging Mrkts COM              74347R354      330 3400.000 SH       SOLE                                   3400.000
United Parcel Service          COM              911312106     2282 36290.467SH       SOLE                 7215.000         29075.467
Vanguard Intermediate-Term Bon COM              921937819      227 3100.000 SH       SOLE                                   3100.000
Vanguard Total Bond Market ETF COM              921937835      556 7350.000 SH       SOLE                                   7350.000
Vanguard Utilities VIPERS      COM              92204A876      350 5090.000 SH       SOLE                                   5090.000
Vector Group Ltd.              COM              92240M108      293 16615.151SH       SOLE                                  16615.151
Verizon Communications Com     COM              92343v104     2567 79996.951SH       SOLE                16350.000         63646.951
Viacom Inc Cl b                COM              92553P201      888 35750.000SH       SOLE                10000.000         25750.000
WalMart Stores                 COM              931142103      243 4050.000 SH       SOLE                 1750.000          2300.000
Waste Mgmt Inc Del Com         COM              94106L109      356 11298.033SH       SOLE                 3850.000          7448.033
Wellpoint Inc                  COM              94973v107     1383 29560.000SH       SOLE                 5575.000         23985.000
Wells Fargo & Co New Com       COM              949746101      219 5825.629 SH       SOLE                 1000.000          4825.629
Wyeth                          COM              983024100     1016 27498.000SH       SOLE                 1725.000         25773.000
XTO Energy Inc                 COM              98385x106     4194 90157.002SH       SOLE                19096.000         71061.002
iShares MSCI Japan             COM              464286848     4284 401918.057SH      SOLE                81500.000        320418.057